Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table compares our operating revenues for the years ended December 31, 2024, 2023 and 2022:

	December 31, 2022	December 31, 2023	December 31, 2024
	(in thousands)
Operating revenues:
Time charters	$245,645	$317,010	$336,754
Voyage charters	159,701	176,329	174,913
Voyage charters from Luna Pool collaborative arrangements	22,101	7,355	—
Operating revenues from Unigas Pool	46,345	50,043	55,012
Total operating revenues	$473,792	$550,737	$566,679

Schedules of Cash Flows for Committed Time Charter Revenues	The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2025	$220,863
2026	$37,617
2027	$18,651
2028	$6,534